UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vega Energy GP, LLC
Address: 1700 Broadway
         35th Floor
         New York, New York  10019

13F File Number:  028-14864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jobey Eddleman
Title:     Vice President
Phone:     212-615-3456

Signature, Place, and Date of Signing:

 /s/   Jobey Eddleman     New York, New York     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $158,094 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCH COAL INC                  COM              039380100     1901   350000 SH       SOLE                   350000        0        0
CALPINE CORP                   COM NEW          131347304    39186  1902250 SH       SOLE                  1902250        0        0
DOW CHEM CO                    COM              260543103     1496    47000 SH       SOLE                    47000        0        0
DYNEGY INC NEW DEL             COM              26817R108    35056  1461266 SH       SOLE                  1461266        0        0
EDISON INTL                    COM              281020107     2516    50000 SH       SOLE                    50000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     4979    78664 SH       SOLE                    78664        0        0
MEMC ELECTR MATLS INC          COM              552715104     1915   435165 SH       SOLE                   435165        0        0
NORTHERN TIER ENERGY LP        COM UN REPR PART 665826103     4485   150000 SH       SOLE                   150000        0        0
NRG ENERGY INC                 COM NEW          629377508    30028  1133544 SH       SOLE                  1133544        0        0
PPL CORP                       COM              69351T106    16468   525973 SH       SOLE                   525973        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     2330    77500 SH       SOLE                    77500        0        0
TRANSALTA CORP                 COM              89346D107    14524   996193 SH       SOLE                   996193        0        0
WESTLAKE CHEM CORP             COM              960413102     3210    34330 SH       SOLE                    34330        0        0